EXPLORATION AND EVALUATION AND GENERAL AND ADMINISTRATIVE EXPENSES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Insurance	$ 48	$ 71
Shareholder communication	727	721
G & A
Statement [Line Items]
Conference and travel	248	131
Consulting	651	1,902
Depreciation of right-of-use assets	104	192
Insurance	2,422	1,502
Office costs, including information technology	769	815
Management and administration	3,130	3,891
Shareholder communication	1,276	1,309
Trust and filing	426	249
Total	$ 9,026	$ 9,991